SCHEDULE OF INTANGIBLE ASSETS AMORTIZED OVER THEIR USEFUL LIVES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Patents	$ 45,336		$ 45,336
Intangible assets, useful lives	15 years	15 years
Less accumulated amortization	$ (27,957)	$ (24,935)	(24,935)
Intangible assets	$ 17,379	18,135	$ 20,401	$ 21,157
Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Patents		45,336		45,336
Less accumulated amortization		(27,201)		(24,179)
Intangible assets		$ 18,135		$ 21,157